Accumulated Other Comprehensive Income (Loss) (Before Tax and Net of Tax Changes in Each Component of Accumulated OCI) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 344,351	¥ 888,927
Other comprehensive income attributable to Mitsubishi UFJ Financial Group	243,252	820,817
Net unrealized gains (losses) on investment securities:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	58,792	(148,170)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	13,182	23,379
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	71,974	(124,791)
Reclassification adjustment, Current Period, before Tax	10,142	(51,965)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(3,467)	14,020
Reclassification adjustment, Current Period, Net of Tax	6,675	(37,945)
Other Comprehensive Income (Loss), before Tax	68,934	(200,135)
Other Comprehensive Income (Loss), Tax (expense) or benefit	9,715	37,399
Total	78,649	(162,736)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	37,558	(4,730)
Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	41,091	(158,006)
Net debt valuation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	3,950	(32,387)
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	(1,210)	9,917
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	2,740	(22,470)
Reclassification adjustment, Current Period, before Tax	448	302
Reclassification adjustment, Current Period, Tax (expense) or benefit	(137)	(92)
Reclassification adjustment, Current Period, Net of Tax	311	210
Other Comprehensive Income (Loss), before Tax	4,398	(32,085)
Other Comprehensive Income (Loss), Tax (expense) or benefit	(1,347)	9,825
Total	3,051	(22,260)
Net debt valuation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	0	0
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	3,051	(22,260)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(8,998)	8,324
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	1,796	(1,674)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(7,202)	6,650
Reclassification adjustment, Current Period, before Tax	9,292	(6,552)
Reclassification adjustment, Current Period, Tax (expense) or benefit	(1,858)	1,306
Reclassification adjustment, Current Period, Net of Tax	7,434	(5,246)
Other Comprehensive Income (Loss), before Tax	294	1,772
Other Comprehensive Income (Loss), Tax (expense) or benefit	(62)	(368)
Total	232	1,404
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	54	326
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	178	1,078
Defined benefit plans:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	(16,030)	75,061
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	3,867	(23,003)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(12,163)	52,058
Reclassification adjustment, Current Period, before Tax	(17,210)	(4,606)
Reclassification adjustment, Current Period, Tax (expense) or benefit	5,274	1,532
Reclassification adjustment, Current Period, Net of Tax	(11,936)	(3,074)
Other Comprehensive Income (Loss), before Tax	(33,240)	70,455
Other Comprehensive Income (Loss), Tax (expense) or benefit	9,141	(21,471)
Total	(24,099)	48,984
Defined benefit plans attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(268)	42
Defined benefit plans attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	(23,831)	48,942
Foreign currency translation adjustments:
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax	219,251	1,172,869
Other Comprehensive Income (Loss) before Reclassifications, Tax (expense) or benefit	71,910	(146,399)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	291,161	1,026,470
Reclassification adjustment, Current Period, before Tax	(6,824)	(4,231)
Reclassification adjustment, Current Period, Tax (expense) or benefit	2,181	1,296
Reclassification adjustment, Current Period, Net of Tax	(4,643)	(2,935)
Other Comprehensive Income (Loss), before Tax	212,427	1,168,638
Other Comprehensive Income (Loss), Tax (expense) or benefit	74,091	(145,103)
Total	286,518	1,023,535
Foreign currency translation adjustments attributable to noncontrolling interests
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	63,755	72,472
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total	¥ 222,763	¥ 951,063